PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 22,937,099	R$ 23,674,527
Provision for legal proceedings		2,044,633	1,714,403	R$ 1,801,186
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		745,896	813,732	747,647
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	337,351	326,220
Legal proceedings provision, tax [member] | INSS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[2]	101,399	100,149
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[3]	64,708	174,860
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		34,412	33,244
Legal proceedings provision, tax [member] | IPI [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		64,969	63,358
Legal proceedings provision, tax [member] | Income Tax and Social Contribution [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings		12,532	10,698
Legal proceedings provision, tax [member] | Others [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		130,525	105,203
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		818,422	512,979	662,052
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 480,315	R$ 387,692	R$ 391,487

[1]	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
[2]	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
[3]	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.